Consolidated Statements of Cash Flows (Q2) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income/(loss)	$ 60,156	$ 414	$ 54,746	$ 83,924	$ 52,825
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Premium amortization and (discount accretion), net	(2,853)	(3,041)	(5,999)	(6,144)	(4,572)
Accretion of deferred commitment fees	(3,930)	(2,664)	(6,410)	(2,754)	(1,577)
Amortization of deferred financing costs	2,715	6,936	9,585	9,584	12,681
Share-based compensation	108	96	193	156	157
Realized (gain)/loss from sale of real estate securities	1,375	5,747	10,137	0	107
Realized (gain)/loss on sale of real estate owned assets, held for sale	(1,112)	0	(1,851)	0	0
Unrealized (gain)/loss from commercial mortgage loans held for sale	(1,104)	339
Unrealized (gain)/loss from derivative instruments	1,054	4,935	995	(1,722)	1,374
Depreciation and amortization	812	1,174	2,233	507	0
Unrealized losses from other real estate investments	(26)	43	32	0	0
Recognition of deferred rent revenue	0	(150)	(150)	0	0
Provision/(benefit) for credit losses	(3,839)	18,639	13,296	3,007	3,370
Impairment losses on real estate owned assets	0	398
Origination of commercial mortgage loans, held for sale	(252,145)	(119,447)	(267,553)	(1,020,702)	(621,597)
Proceeds from sale of commercial mortgage loans, held for sale	243,867	148,020	312,206	975,243	573,010
Impairment losses on real estate owned assets			398	0	0
Realized (gain)/loss on extinguishment of debt	0	(438)	(3,678)	0	0
Unrealized (gain)/loss on commercial mortgage loans held-for-sale			75	(359)	237
Depreciation and amortization				0
Changes in assets and liabilities:
Accrued interest receivable	1,814	3,664	7,423	(765)	(3,060)
Prepaid expenses and other assets	2,170	(1,418)	(7,079)	(4,020)	(4,133)
Accounts payable and accrued expenses	3,048	8,057	(2,164)	1,933	1,481
Due to affiliates	3,166	4,831	4,736	1,560	(3,192)
Interest payable	(1,066)	(1,392)	(5,837)	6,428	(13)
Net cash (used in)/provided by operating activities	54,210	75,181	115,334	45,369	7,098
Cash flows from investing activities:
Origination and purchase of commercial mortgage loans, held for investment	(917,176)	(417,216)	(1,281,158)	(1,321,644)	(1,598,786)
Principal repayments received on commercial mortgage loans, held for investment	468,689	603,589	1,228,225	756,141	753,921
Purchase of real estate owned and capital expenditures	0	(1,332)
Proceeds from sale of real estate owned, held for sale	10,810	0
Purchase of real estate securities	0	(134,823)	(148,580)	(369,911)	(39,510)
Proceeds from sale/repayment of real estate securities	178,017	79,404	346,201	9,369	12,456
Proceeds from (purchase)/sale of derivative instruments	848	(697)
Purchase of derivative instruments			(813)		(804)
Proceeds from sale of real estate owned, held-for-sale			22,472	0	0
Purchase of other real estate investments			0	(2,511)	0
Proceeds from derivative instruments				1,333
Proceeds from sale of commercial mortgage loans, held-for-sale			77,164	0	16,910
Purchase of real estate owned and capital expenditures			(2,824)	(42,018)	0
Net cash (used in)/provided by investing activities	(258,812)	128,925	240,687	(969,241)	(855,813)
Cash flows from financing activities:
Proceeds from issuances of common stock	0	10,887	10,672	75,545	124,335
Proceeds from issuances of redeemable convertible preferred stock	15,000	70	47	63,197	146,245
Common stock repurchases	(9,213)	(6,907)	(10,259)	(13,813)	(15,085)
Borrowings on collateralized loan obligation	612,723	0	0	639,899	1,161,002
Repayments of collateralized loan obligation	(274,636)	(110,458)	(182,680)	(343,191)	(478,177)
Borrowings on repurchase agreements - commercial mortgage loans	397,392	171,994	682,970	1,035,524	1,833,838
Repayments of repurchase agreements - commercial mortgage loans	(386,270)	(198,313)	(659,173)	(932,420)	(1,750,088)
Borrowings on repurchase agreements - real estate securities	175,801	585,504	2,675,218	1,570,331	280,837
Repayments of repurchase agreements - real estate securities	(316,118)	(644,607)	(2,882,749)	(1,220,511)	(275,332)
Proceeds from other financing and loan participation - commercial mortgage loans	5,726	18,771	31,379	0	10,000
Borrowings on unsecured debt	100,000	0
Repayments of unsecured debt	(100,000)	0
Borrowing on mortgage note payable	0	11,074	11,712	29,167	0
Payments of deferred financing costs	(4,380)	(359)	(349)	(4,540)	(12,128)
Distributions paid	(25,964)	(23,774)	(49,790)	(60,613)	(36,952)
Reimbursements/(payments) of offering costs and fees related to stock issuances			0	0	(887)
Repayments on other financing and loan participation - commercial mortgage loans			0	(10,000)	(26,182)
Net cash (used in)/provided by financing activities:	190,061	(186,118)	(373,002)	828,575	961,426
Net change in cash, cash equivalents and restricted cash	(14,541)	17,988	(16,981)	(95,297)	112,711
Cash, cash equivalents and restricted cash, beginning of period	92,141	109,122	109,122	204,419	91,708
Cash, cash equivalents and restricted cash, end of period	77,600	127,110	92,141	109,122	204,419
Supplemental disclosures of cash flow information:
Taxes paid	79,309	0
Interest paid	22,356	34,083
Supplemental disclosures of non - cash flow information:
Distributions payable	16,099	15,570	15,688	6,912	5,834
Common stock issued through distribution reinvestment plan	5,109	3,492	8,814	13,903	14,023
Commercial mortgage loans transferred from held for sale to held for investment	0	23,390
Real estate owned received in foreclosure	0	14,000	35,411	8,110	0
Reconciliation of cash, cash equivalents and restricted cash at end of period:
Cash and cash equivalents	63,277	111,631	82,071	87,246	191,390
Restricted cash	14,323	15,479	10,070	21,876	13,029
Cash, cash equivalents and restricted cash, end of period	$ 77,600	$ 127,110	$ 92,141	$ 109,122	$ 204,419